11. THIRD PARTY BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	4.98%	5.93%
Short-term bank loans, Maturities	December 2017
Total	$ 83,610	$ 75,921